UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number: 811-09357
                             JNLNY VARIABLE FUND I LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                                Thomas J. Meyer
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003


Item 1. Report to Shareholders.

[GRAPHIC OMITTED]

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Funds LLC for the six-month period ending June 30, 2003.

During the first quarter of 2003, the equity markets continued the trend seen in the prior three years of extreme volatility and poor returns. However, with the biggest uncertainty being removed with the end of the Iraq war, the equity markets posted excellent returns during the 2nd quarter and produced positive returns for the entire 1st half of the year.

Equity market indicators for the six-month period ending June 30, 2003, show the Dow Jones was up over 9%; the S&P 500 was up almost 12%; the EAFE Index (a proxy for International Stock Markets) was up almost 10%, and the NASDAQ was up almost 22%. To highlight the various subsets of the U.S. equity market, small cap stocks outpaced the large caps and growth stocks generally fared better than value stocks.

Fixed income market indicators for the six-month period ending June 30, 2003, show the Lehman Brothers Aggregate Bond Index was up almost 4% and the Merrill Lynch High Yield Index was up over 17%.

Typically, the stock markets begin to rise about six months in advance of an economic recovery. If the experts are correct and if history repeats itself, the U.S. economy should begin to see a moderate recovery near the end of the year. The Federal Reserve Board cut its federal funds rate to 1.0% - the lowest level in 45 years. Most experts are predicting that the Fed is done cutting interest rates and that they should begin to rise modestly. Through any market environment, we believe that our investors should maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategies. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.

Respectfully,

/s/ Andrew B. Hopping

Andrew B. Hopping
Chairman
JNL Series Trust
JNL Variable Funds LLC

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JNL VARIABLE FUNDS (Unaudited)
SCHEDULES OF INVESTMENTS (in thousands)
June 30, 2003
                                                                   Shares            Value
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND (NY)

COMMON STOCKS - 92.7%
---------------------
AEROSPACE & Defense - 6.8%
         BAE Systems Plc                                               11       $       26

AUTO PARTS & Equipment - 6.3%
         GKN Plc                                                        7               24

DIVERSIFIED FINANCIAL SERVICES - 8.2%
         JPMorgan Chase & Co.                                           1               31

ENGINEERING & Construction - 10.8%
         Cheung Kong Infrastructure Holdings Ltd.                      12               24
         New World Development Co. Ltd.                                43               17
                                                                                ----------
                                                                                        41
HOLDING COMPANIES - DIVERSIFIED - 5.3%
         Citic Pacific Ltd.                                            11               20

INSURANCE - 6.6%
         Royal & Sun Alliance Insurance Group Plc                      11               25

MANUFACTURING - 13.4%
         General Electric Co.                                           1               25
         Honeywell International Inc.                                   1               26
                                                                                ----------
                                                                                        51
MEDIA - 5.8%
         Reuters Group Plc                                              8               22

REAL ESTATE - 5.3%
         Hang Lung Properties Ltd.                                     22               20

TELECOMMUNICATIONS - 9.5%
         AT&T Corp.                                                     1               16
         SBC Communications Inc.                                        1               20
                                                                                ----------
                                                                                        36
TRANSPORTATION - 14.7%
         MTR Corp.                                                     21               24
         Peninsular and Oriental Steam Navigation Co.                   8               32
                                                                                ----------
                                                                                        56
                                                                                ----------

         Total Common Stocks (cost $333)                                               352
                                                                                ----------

SHORT TERM INVESTMENTS - 7.0%
-----------------------------
MONEY MARKET FUNDS - 7.0%
         Dreyfus Cash Management Plus, 1.07% (a)                       19               19
         Dreyfus Government Cash Management, 0.98% (a)                  8                8
                                                                                ----------

         Total Short Term Investments (cost $27)                                        27
                                                                                ----------

TOTAL INVESTMENTS - 99.7% (COST $360)                                                  379
-------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                 1
----------------------------------------                                        ----------

TOTAL NET ASSETS - 100%                                                         $      380
-----------------------                                                         ==========


FIRST TRUST/JNL TARGET 25 FUND (NY)
COMMON STOCKS - 95.3%
---------------------
AUTO MANUFACTURERS - 4.2%
         DaimlerChrysler AG                                             4       $      144

BUILDING MATERIALS - 3.7%
         Lennox International Inc.                                     10              128

CHEMICALS - 3.8%
         Lubrizol Corp.                                                 4              128

COMPUTERS - 4.5%
         Electronic Data Systems Corp.                                  7              152

ELECTRICAL COMPONENTS & Equipment - 3.7%
         Emerson Electric Co.                                           2              127

ENTERTAINMENT - 4.2%
         Regal Entertainment Group - Class A                            6              143

FOOD - 3.6%
         Kellogg Co.                                                    4              124

FOREST PRODUCTS & Paper - 19.8%
         Georgia-Pacific Corp.                                          8              149
         Rayonier Inc.                                                  4              139
         Temple-Inland Inc.                                             3              121
         Wausau-Mosinee Paper Corp.                                    11              128
         Weyerhaeuser Co.                                               3              138
                                                                                ----------
                                                                                       675
HAND & MACHINE TOOLS - 2.9%
         Stanley Works                                                  4              100

HOUSEHOLD PRODUCTS - 4.9%
         Moore Wallace Inc. (b)                                         2               31
         Russ Berrie & Co. Inc.                                         4              135
                                                                                ----------
                                                                                       166
LODGING - 4.4%
         Starwood Hotels & Resorts Worldwide Inc.                       5              152

MACHINERY - 8.6%
         Briggs & Stratton Corp.                                        3              150
         Rockwell Automation Inc.                                       6              144
                                                                                ----------
                                                                                       294
MANUFACTURING - 7.6%
         Harsco Corp.                                                   4              144
         Textron Inc.                                                   3              114
                                                                                ----------
                                                                                       258
MINING - 4.9%
         Consol Energy Inc.                                             7              168

OIL & GAS PRODUCERS - 8.3%
         ConocoPhillips                                                 3              142
         Sunoco Inc.                                                    4              142
                                                                                ----------
                                                                                       284
PACKAGING & CONTAINERS - 3.1%
         Abitibi-Consolidated Inc.                                     16              105

PHARMACEUTICALS - 3.1%
         Schering-Plough Corp.                                          6              105
                                                                                ----------

         Total Common Stocks (cost $2,998)                                           3,253
                                                                                ----------

SHORT TERM INVESTMENTS - 1.8%
MONEY MARKET FUNDS - 1.8%
         Dreyfus Cash Management Plus, 1.07% (a)                       62               62
                                                                                ----------

         Total Short Term Investments (cost $62)                                        62
                                                                                ----------

TOTAL INVESTMENTS - 97.1% (COST $3,060)                                              3,315
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 2.9%                                               100
----------------------------------------                                        ----------

TOTAL NET ASSETS - 100%                                                         $    3,415
-----------------------                                                         ==========

FIRST TRUST/JNL TARGET SMALL-CAP FUND (NY)
COMMON STOCKS - 95.1%
---------------------
AEROSPACE & DEFENSE - 3.1%
         Curtiss-Wright Corp.                                           -       $       31
         Engineered Support Systems Inc.                                1               55
                                                                                ----------
                                                                                        86
ALTERNATIVE ENERGY - 1.2%
         Headwaters Inc. (b)                                            2               34

APPAREL - 3.9%
         Gymboree Corp. (b)                                             3               44
         Quiksilver Inc. (b)                                            4               64
                                                                                ----------
                                                                                       108
BANKS - 10.4%
         East-West Bancorp. Inc.                                        2               72
         Texas Regional Bancshares Inc. - Class A                       2               84
         UCBH Holdings Inc.                                             3               94
         Wintrust Financial Corp.                                       1               41
                                                                                ----------
                                                                                       291
BEVERAGES - 0.6%
         Peet's Coffee & Tea Inc. (b)                                   1               18

BUILDING MATERIALS - 2.3%
         Lennox International Inc.                                      5               65

COMMERCIAL SERVICES - 3.9%
         Dollar Thrifty Automotive Group (b)                            2               37
         FTI Consulting Inc. (b)                                        3               73
                                                                                ----------
                                                                                       110
ELECTRONICS - 2.3%
         Benchmark Electronics Inc. (b)                                 2               64

HEALTHCARE - 4.8%
         AMERIGROUP Corp. (b)                                           2               60
         Merit Medical Systems Inc. (b)                                 1               23
         Sierra Health Services Inc. (b)                                3               51
                                                                                ----------
                                                                                       134
HOME BUILDERS - 6.3%
         Hovnanian Enterprises Inc. - Class A (b)                       2              118
         Meritage Corp. (b)                                             1               57
                                                                                ----------
                                                                                       175
HOUSEHOLD PRODUCTS - 6.2%
         Fossil Inc. (b)                                                4               91
         Toro Co.                                                       2               81
                                                                                ----------
                                                                                       172
INSURANCE - 2.6%
         LandAmerica Financial Group Inc.                               2               73

MANUFACTURING - 1.7%
         AO Smith Corp.                                                 2               47

OIL & GAS PRODUCERS - 6.1%
         Patina Oil & Gas Corp.                                         3               93
         Unit Corp. (b)                                                 4               78
                                                                                ----------
                                                                                       171
RETAIL - 21.2%
         Brown Shoe Co. Inc.                                            2               46
         Claire's Stores Inc.                                           4               97
         Guitar Center Inc. (b)                                         2               57
         Lone Star Steakhouse & Saloon Inc.                             2               38
         Nu Skin Enterprises Inc.                                       3               31
         Pacific Sunwear of California (b)                              4               99
         Panera Bread Co. - Class A (b)                                 2               91
         PF Chang's China Bistro Inc. (b)                               2              103
         Sharper Image Corp. (b)                                        1               30
                                                                                ----------
                                                                                       592
SAVINGS & LOANS - 9.7%
         Brookline Bancorp. Inc.                                        5               68
         First Niagara Financial Group Inc.                             6               84
         Flagstar Bancorp. Inc.                                         5              118
                                                                                ----------
                                                                                       270

SEMICONDUCTORS - 2.3%
         Omnivision Technologies Inc. (b)                               2               64

SOFTWARE - 3.5%
         Take-Two Interactive Software Inc. (b)                         3               97

TRANSPORTATION - 3.0%
         Landstar System Inc. (b)                                       1               82
                                                                                ----------

         Total Common Stocks (cost $2,283)                                           2,653
                                                                                ----------

SHORT TERM INVESTMENTS - 1.8%
-----------------------------
MONEY MARKET FUNDS - 1.8%
         Dreyfus Cash Management Plus, 1.07% (a)                       50              50
                                                                                ----------

         Total Short Term Investments (cost $50)                                       50
                                                                                ----------

TOTAL INVESTMENTS - 96.9% (COST $2,333)                                             2,703
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 3.1%                                               86
----------------------------------------                                        ----------

TOTAL NET ASSETS - 100%                                                         $   2,789
-----------------------                                                         ==========

FIRST TRUST/JNL THE DOW(SM) TARGET 10 FUND (NY)
COMMON STOCKS - 96.9%
---------------------
AUTO MANUFACTURERS - 9.0%
         General Motors Corp.                                           9       $     341

CHEMICALS - 9.1%
         E.I. Du Pont de Nemours and Co.                                8             345

DIVERSIFIED FINANCIAL SERVICES - 13.1%
         JPMorgan Chase & Co.                                          15             500

MACHINERY - 11.3%
         Caterpillar Inc.                                               8             430

MANUFACTURING - 28.9%
         Eastman Kodak Co.                                             10             270
         General Electric Co.                                          14             410
         Honeywell International Inc.                                  16             419
                                                                                ----------
                                                                                    1,099
TELECOMMUNICATIONS - 15.4%
         AT&T Corp.                                                    13             259
         SBC Communications Inc.                                       13             328
                                                                                ----------
                                                                                      587
TOBACCO - 10.1%
         Altria Group Inc.                                              8             385
                                                                                ----------

         Total Common Stocks (cost $3,332)                                          3,687
                                                                                ----------

SHORT TERM INVESTMENTS - 1.3%
-----------------------------
MONEY MARKET FUNDS - 1.3%
         Dreyfus Cash Management Plus, 1.07% (a)                       51              51
                                                                                ----------

         Total Short Term Investments (cost $51)                                       51
                                                                                ----------

TOTAL INVESTMENTS - 98.2% (COST $3,383)                                             3,738
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 1.8%                                               70
----------------------------------------                                        ----------

TOTAL NET ASSETS - 100%                                                         $   3,808
-----------------------                                                         ==========

FIRST TRUST/JNL THE S&P TARGET 10 FUND (NY)
COMMON STOCKS - 94.9%
---------------------
AEROSPACE & Defense - 7.3%
         Lockheed Martin Corp.                                          7       $     313

ELECTRIC - 10.0%
         Entergy Corp.                                                  8             429

HEALTHCARE - 32.0%
         Anthem Inc. (b)                                                6             471
         UnitedHealth Group Inc.                                        9             451
         WellPoint Health Networks Inc. (b)                             5             450
                                                                                ----------
                                                                                    1,372
HOUSEHOLD PRODUCTS - 9.9%
         Fortune Brands Inc.                                            8             425

INSURANCE - 18.1%
         AFLAC Inc.                                                    12             381
         Principal Financial Group                                     12             397
                                                                                ----------
                                                                                      778
MANUFACTURING - 6.7%
         Eastman Kodak Co.                                             11             289

OIL & GAS SERVICES - 10.9%
         Halliburton Co.                                               20             467
                                                                                ----------

         Total Common Stocks (cost $3,746)                                          4,073
                                                                                ----------
SHORT TERM INVESTMENTS - 1.7%
-----------------------------
MONEY MARKET FUNDS - 1.7%
         Dreyfus Cash Management Plus, 1.07% (a)                       73              73
                                                                                ----------

         Total Short Term Investments (cost $73)                                       73
                                                                                ----------

TOTAL INVESTMENTS - 96.6% (COST $3,819)                                             4,146
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 3.4%                                              147
----------------------------------------                                        ----------

TOTAL NET ASSETS - 100%                                                          $  4,293
-----------------------                                                         ==========


NOTES TO THE SCHEDULES OF INVESTMENTS:
--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2003.
(b)  Non-income producing security.


SUMMARY OF INVESTMENTS BY COUNTRY:
--------------------------------------------------------------------------------

                           First Trust/JNL Global
                           Target 15 Fund (NY)

Barbados                            - %
Canada                              -
Chile                               -
Finland                             -
France                              -
Germany                             -
Hong Kong                           27.6
Israel                              -
Italy                               -
Japan                               -
Mexico                              -
Netherlands                         -
South Korea                         -
Spain                               -
United Kingdom                      34.1
United States                       38.3
--------------------------------------------------------------------------------
Total Investments                   100.0%
================================================================================

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

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2003

                                                                        JNLNY VARIABLE FUND I LLC
                                       -------------------------------------------------------------------------------------

                                       First Trust/JNL First Trust/JNL First Trust/JNL First Trust/JNL    First Trust/JNL
                                          Global         Target 25     Target Small-      The Dow             The S&P
ASSETS                                 Target 15 Fund      Fund           Cap Fund     Target 10 Fund     Target 10 Fund
                                       --------------  --------------  --------------- ---------------  --------------------

Investments in securities, at cost           $   360         $ 3,060          $ 2,333         $ 3,383               $ 3,819
                                       ==============  ==============  =============== ===============  ====================
Investments in securities, at value (a)      $   379         $ 3,315          $ 2,703         $ 3,738               $ 4,146
Cash                                               -               -                -               -                     -
Foreign currency                                   1               -                -               -                     -
Receivables:
   Dividends and interest                          -               1                1              18                     8
   Foreign taxes recoverable                       -               -                -               -                     -
   Fund shares sold                                -             159              133             103                   211
   Investment securities sold                      -               -                -               -                     -
Collateral for securities loaned                   5               -               57             346                     -
                                       --------------  --------------  --------------- ---------------  --------------------
TOTAL ASSETS                                     385           3,475            2,894           4,205                 4,365
                                       --------------  --------------  --------------- ---------------  --------------------

Liabilities
Cash overdraft                                     -               -                -               -                     -
Payables:
   Administrative fees                             -               -                -               -                     -
   Advisory fees                                   -               2                1               2                     2
   Forward currency contracts                      -               -                -               -                     -
   Fund shares redeemed                            -               1                -               1                     1
   Investment securities purchased                 -              57               47              48                    69
Return of collateral for securities loaned         5               -               57             346                     -
                                       --------------  --------------  --------------- ---------------  --------------------
TOTAL LIABILITIES                                  5              60              105             397                    72
                                       --------------  --------------  --------------- ---------------  --------------------
NET ASSETS                                   $   380         $ 3,415          $ 2,789         $ 3,808               $ 4,293
                                       ==============  ==============  =============== ===============  ====================

NET ASSETS CONSIST OF:
Paid-in capital                              $   355         $ 3,118          $ 2,369         $ 3,351               $ 3,970
Undistributed (accumulated) net
   investment income (loss)                       13              25               (1)             43                    10
Accumulated net realized gain (loss)              (7)             17               51              59                   (14)
Net unrealized appreciation
   (depreciation)                                 19             255              370             355                   327
                                       --------------  --------------  --------------- ---------------  --------------------
                                             $   380         $ 3,415          $ 2,789         $ 3,808               $ 4,293
                                       ==============  ==============  =============== ===============  ====================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                    36             317              217             321                   415
                                       ==============  ==============  =============== ===============  ====================
NET ASSET VALUE PER SHARE                    $ 10.46         $ 10.76          $ 12.85         $ 11.85               $ 10.34
------------------------------------   ==============  ==============  =============== ===============  ====================

(a) Including securities on loan of:         $     5         $     -          $    55         $   338               $     -


                     See Notes to the Financial Statements

JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2003


                                                                      JNLNY VARIABLE FUND I LLC
                                    ----------------------------------------------------------------------------------------------

                                    First Trust/JNL  First Trust/JNL    First Trust/JNL    First Trust/JNL      First Trust/JNL
                                        Global          Target 25        Target Small-      The Dow Target      The S&P Target
                                    Target 15 Fund         Fund            Cap Fund            10 Fund              10 Fund
                                    ---------------  ----------------- ------------------  -----------------  --------------------
INVESTMENT INCOME
   Dividends                                   $ 5              $  27              $   5              $  42                 $  18
   Interest                                      -                  -                  -                  -                     -
   Foreign taxes withheld                        -                 (1)                 -                  -                     -
   Securities lending                            -                  -                  -                  -                     -
                                    ---------------  ----------------- ------------------  -----------------  --------------------
TOTAL INVESTMENT INCOME                          5                 26                  5                 42                    18
                                    ---------------  ----------------- ------------------  -----------------  --------------------

EXPENSES
   Administrative fees                           -                  1                  1                  1                     2
   Advisory fees                                 1                  5                  4                  6                     7
   Managers fees                                 -                  -                  -                  -                     -
   Legal fees                                    -                  -                  -                  -                     -
                                    ---------------------------------- ------------------  -----------------  --------------------
TOTAL EXPENSES                                   1                  6                  5                  7                     9
                                    ---------------  ----------------- ------------------  -----------------  --------------------
NET INVESTMENT INCOME (LOSS)                     4                 20                  -                 35                     9
                                    ---------------  ----------------- ------------------  -----------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                   2                  4                 (1)                 -                   (10)
   Foreign currency related items                -                  -                  -                  -                     -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                  21                257                372                358                   338
   Foreign currency related items                -                  -                  -                  -                     -
                                    ---------------  ----------------- ------------------  -----------------  --------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                  23                261                371                358                   328
                                    ---------------  ----------------- ------------------  -----------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $ 27              $ 281              $ 371              $ 393                 $ 337
                                    ===============  ================= ==================  =================  ====================

                     See Notes to the Financial Statements

JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2003


                                                                         JNLNY VARIABLE FUND I LLC
                                     -------------------------------------------------------------------------------------------

                                      First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                                          Global           Target 25        Target Small-        The Dow           The S&P
OPERATIONS                            Target 15 Fund          Fund             Cap Fund      Target 10 Fund     Target 10 Fund
                                     ------------------ -----------------  ----------------- ----------------  -----------------
   Net investment income (loss)                  $   4           $    20            $     -          $    35            $     9
   Net realized gain (loss) on:
      Investments                                    2                 4                 (1)               -                (10)
      Foreign currency related items                 -                 -                  -                -                  -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                   21               257                372              358                338
      Foreign currency related items                 -                 -                  -                -                  -
                                     ------------------ -----------------  ----------------- ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  27               281                371              393                337
                                     ------------------ -----------------  ----------------- ----------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                285             2,938              2,224            3,183              3,859
   Cost of shares redeemed                         (25)              (44)               (76)             (70)              (138)
                                     ------------------ -----------------  ----------------- ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                         260             2,894              2,148            3,113              3,721
                                     ------------------ -----------------  ----------------- ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS              287             3,175              2,519            3,506              4,058

NET ASSETS BEGINNING OF PERIOD                      93               240                270              302                235
                                     ------------------ -----------------  ----------------- ----------------  -----------------

NET ASSETS END OF PERIOD                         $ 380           $ 3,415            $ 2,789          $ 3,808            $ 4,293
                                     ================== =================  ================= ================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                      $  13           $    25            $    (1)         $    43            $    10
                                     ================== =================  ================= ================  =================

(1)SHARE TRANSACTIONS
Shares sold                                         29               298                199              300                405
Shares redeemed                                     (2)               (4)                (7)              (6)               (14)
                                     ------------------ -----------------  ----------------- ----------------  -----------------
Net increase (decrease)                             27               294                192              294                391
                                     ================== =================  ================= ================  =================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                          $ 329           $ 3,036            $ 2,289          $ 3,143            $ 3,826
Proceeds from sales of securities                   81               174                275              110                315

                     See Notes to the Financial Statements.

JNL Variable FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended December 31, 2002


                                                                           JNLNY VARIABLE FUND I LLC
                                       ------------------------------------------------------------------------------------------

                                       First Trust/JNL     First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                                            Global            Target 25        Target Small-        The Dow          The S&P
OPERATIONS                             Target 15 Fund (a)     Fund (a)         Cap Fund (a)     Target 10 Fund(a) Target 10 Fund (a)
                                       -----------------  ------------------  ----------------  ---------------- ----------------
   Net investment income (loss)                    $  9               $   5             $  (1)            $   8            $   1
   Net realized gain (loss) on:
      Investments                                    (9)                 13                52                59               (4)
      Foreign currency related items                  -                   -                 -                 -                -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                    (2)                 (2)               (2)               (3)             (11)
      Foreign currency related items                  -                   -                 -                 -                -
                                       -----------------  ------------------  ----------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (2)                 16                49                64              (14)
                                       -----------------  ------------------  ----------------  ---------------- ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                 599                 746               776               805              758
   Cost of shares redeemed                         (504)               (522)             (555)             (567)            (509)
                                       -----------------  ------------------  ----------------  ---------------- ----------------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                           95                 224               221               238              249
                                       -----------------  ------------------  ----------------  ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                93                 240               270               302              235

NET ASSETS BEGINNING OF PERIOD                        -                   -                 -                 -                -
                                       -----------------  ------------------  ----------------  ---------------- ----------------

NET ASSETS END OF PERIOD                           $ 93               $ 240             $ 270             $ 302            $ 235
                                       =================  ==================  ================  ================ ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                        $  9               $   5             $  (1)            $   8            $   1
                                       =================  ==================  ================  ================ ================

(1)SHARE TRANSACTIONS
Shares sold                                          59                  73                75                77               75
Shares redeemed                                     (50)                (50)              (50)              (50)             (51)
                                       -----------------  ------------------  ----------------  ---------------- ----------------
Net increase                                          9                  23                25                27               24
                                       =================  ==================  ================  ================ ================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                           $ 600               $ 751             $ 784             $ 810            $ 752
Proceeds from sales of securities                   508                 529               566               570              504
--------------------------------------

(a) Period from July 22, 2002 (commencement of operations).

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS (Unaudited)
FINANCIAL HIGHLIGHTS

                                                         Increase (Decrease) from
                                                          Investment Operations
                                              ----------------------------------------
                                  Net Asset
                                    Value          Net      Net Realized   Total from   Net Asset
   Period                         Beginning    Investment   & Unrealized   Investment   Value, End
    Ended                         of Period   Income (Loss) Gains (Losses) Operations   of Period
--------------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND (NY)
     06/30/03                        $9.74          $0.35       $0.37       $0.72          $10.46
07/22(a)-12/31/02                    10.00           0.95       (1.21)      (0.26)           9.74

FIRST TRUST/JNL TARGET 25 FUND (NY)
     06/30/03                        10.33           0.08        0.35        0.43           10.76
07/22(a)-12/31/02                    10.00           0.24        0.09        0.33           10.33

FIRST TRUST/JNL TARGET SMALL-CAP FUND (NY)
     06/30/03                        10.89          (0.01)       1.97        1.96           12.85
07/22(a)-12/31/02                    10.00          (0.04)       0.93        0.89           10.89

FIRST TRUST/JNL THE DOW TARGET 10 FUND (NY)
     06/30/03                        11.22           0.13        0.50        0.63           11.85
07/22(a)-12/31/02                    10.00           0.30        0.92        1.22           11.22

FIRST TRUST/JNL THE S&P TARGET 10 FUND (NY)
     06/30/03                         9.69           0.03        0.62        0.65           10.34
07/22(a)-12/31/02                    10.00           0.05       (0.36)      (0.31)           9.69




                                   Supplemental Data                           Ratio of Net
                        --------------------------------------    Ratio of      Investment
                                     Net Assets,                Expenses to    Income (Loss)
   Period                  Total     End of Period    Portfolio  Average Net    to Average
    Ended               Return (b)   (in thousands)   Turnover   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND (NY)
     06/30/03             7.39 %         $380           51.8%         0.86%         4.39 %
07/22(a)-12/31/02        (2.60)            93           134.4         0.87          4.21

FIRST TRUST/JNL TARGET 25 FUND (NY)
     06/30/03             4.16          3,415            10.7         0.81          2.40
07/22(a)-12/31/02         3.30            240           122.8         0.82          2.37

FIRST TRUST/JNL TARGET SMALL-CAP FUND
     06/30/03            18.00          2,789            20.0         0.81         (0.05)
07/22(a)-12/31/02         8.90            270           128.3         0.82         (0.39)

FIRST TRUST/JNL THE DOW TARGET 10 FUND
     06/30/03
07/22(a)-12/31/02         5.62          3,808             5.8         0.81          3.70
                         12.20            302           121.4         0.82          3.31

FIRST TRUST/JNL THE S&P TARGET 10 FUND
     06/30/03             6.71          4,293            14.8         0.81          0.92
07/22(a)-12/31/02        (3.10)           235           113.7         0.82          0.57


------------------------------------------------------------------------------------------------------------------------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                     See Notes to the Financial Statements.

                         JNL VARIABLE FUNDS (UNAUDITED)
                        NOTES TO THE FINANCIAL STATEMENTS




NOTE 1. ORGANIZATION

The JNLNY Variable Fund I LLC (collectively the "JNL Variable Funds") is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNLNY Variable Fund I LLC includes the following five (5) separate Funds, each subadvised by First Trust Advisors L.P. ("First Trust"): First Trust/JNL Global Target 15 Fund (NY), First Trust/JNL Target 25 Fund (NY), First Trust/JNL Target Small-Cap Fund (NY), First Trust/JNL The Dow Target 10 Fund (NY) and First Trust/JNL The S&P Target 10 Fund (NY). The shares of the JNL Variable Funds are sold to a life insurance company separate account to fund the benefits of variable annuity policies.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED -- The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNLNY Variable Fund I LLC is a limited liability company with all of its interests owned by a single interest: JNLNY Separate Account-I. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company of New York and are not taxed separately. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund in the JNL Variable Funds paid JNAM an annual investment advisory fee, computed daily and payable monthly, of 0.65% of the average daily net assets of each Fund.

A portion of the investment advisory fee is paid to First Trust as compensation for their services.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Fund in the JNL Variable Funds paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for the First Trust/JNL Global Target 15 Fund (NY) which paid JNAM an annual Administrative Fee of 0.20% of the average daily net assets of the Fund.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.


                                   MANAGERS OF THE JNL VARIABLE FUND LLC, JNL VARIABLE FUND III LLC
                                         JNL VARIABLE FUND V LLC AND JNLNY VARIABLE FUND I LLC
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
                                                                                     NUMBER OF
                              CURRENT                                            PORTFOLIOS IN THE         OTHER
 MANAGER (AGE) & ADDRESS      POSITION                                             FUND COMPLEX        DIRECTORSHIPS
                              WITH THE     LENGTH OF     PRINCIPAL OCCUPATION     OVERSEEN BY THE       HELD BY THE
                                FUND      TIME SERVED    FOR THE PAST 5 YEARS         MANAGER             MANAGER
 ------------------------  ------------- ------------- ----------------------- -------------------- ------------------
-----------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Andrew B. Hopping* (44)     Manager and     10/98 to    Executive Vice                  77           None
1 Corporate Way             Chairman of     present     President, Chief
Lansing, MI 48951           the Board                   Financial Officer and
                            of Managers                 Treasurer of Jackson
                                                        National Life
                                                        Insurance Company;
                                                        Trustee or Manager,
                                                        and Chairman, of each
                                                        other investment
                                                        company in the Fund
                                                        Complex.
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Robert A. Fritts* (54)      Manager,        2/99 to     Vice President and              77           None
1 Corporate Way             President       present     Controller of Jackson
Lansing, MI 48951           and Chief                   National Life
                            Executive                   Insurance Company;
                            Officer                     Trustee or Manager,
                                                        and (since 12/02)
                                                        President and Chief
                                                        Executive Officer, of
                                                        each other investment
                                                        company in the Fund
                                                        Complex.
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
-----------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Peter McPherson (62)        Manager       2/02 to 5/03  President, Michigan             20           Director of Dow
1 Corporate Way                                         State University                             Jones & Company
Lansing, MI 48951
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Dominic D'Annunzio (65)     Manager         (4/00 to    Acting Commissioner             77           None
1 Corporate Way                              2/02)      of Insurance for the
Lansing, MI 48951                           (6/03 to    State of Michigan
                                             present)   (1/90 to 5/90) (8/97
                                                        to 5/98),
                                                        Deputy Commissioner
                                                        of the Office of
                                                        Financial Analysis
                                                        and Examinations
                                                        (4/89 to 8/97)
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Michael Bouchard (47)       Manager          4/00 to    Sheriff, Oakland                20           None
1 Corporate Way                              present    County, Michigan,
Lansing, MI 48951                                       Senator - State of
                                                        Michigan (1991-1999)
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Michelle Engler (45)        Manager          4/00 to    First Lady of the               20           Director of
1 Corporate Way                              present    State of Michigan                            Federal Home Loan
Lansing, MI 48951                                       (1991-2002)                                  Mortgage
                                                                                                     Corporation
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------

* Messrs. Hopping and Fritts are "interested persons" of the Funds due to their positions with Jackson National Life Insurance Company, which is the parent company of the Advisor and Distributor.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling (800) 766-4683.

        MANAGERS OF THE JNL VARIABLE FUND LLC, JNL VARIABLE FUND III LLC
              JNL VARIABLE FUND V LLC AND JNLNY VARIABLE FUND I LLC

Managers and officers that are interested persons of the Funds or the Adviser do not receive any compensation from the Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Funds the compensation amounts indicated for the services as such.

                                                             PENSION OR
                                         AGGREGATE           RETIREMENT         ESTIMATED      TOTAL COMPENSATION
                                     COMPENSATION FROM    BENEFITS ACCRUED       ANNUAL             FROM THE
                                      THE JNL VARIABLE    AS PART OF FUND     BENEFITS UPON       JNL VARIABLE
            MANAGER                       FUNDS              EXPENSES          RETIREMENT             FUNDS
            -------                       -----              --------          ----------             -----

Michael Bouchard                         $10,000                 0                  0               $10,000
Michelle Engler                          $10,000                 0                  0               $10,000
Peter McPherson                           $5,000                 0                  0                $5,000




Item 2. Code of Ethics. N/A to the semi-annual filing.

Item 3. Audit Committee Financial Expert. N/A to the semi-annual filing.

Item 4. Principal Accountant Fees and Services. N/A to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.  N/A to the semi-annual filing.

Item 6. [Reserved]

Item 7.  Disclosure  of Proxy Voting  Policies  and  Procedures  for  Closed-End
Management  Investment  Companies.   N/A  as  this  is  an  Open-End  Management
Investment Company.

Item 8. [Reserved]

Item 9. Controls and Procedures. In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 27, 2003, and have concluded that our disclosure controls and procedures are effective. There was no change in our internal control over financial reporting during our last fiscal half year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 10. Exhibits.

a. Code of Ethics*
b. The Certifications required by Rule 30a of the Investment Company Act of 1940, as amended, are attached hereto.**
c. The Certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.**

* To be filed with the annual filing.

**  Included  as a part  of this  filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of September, 2003.

JNL Variable Fund, LLC
(Registrant)

      /s/ Robert A. Fritts
By_____________________________________
  Robert A. Fritts, President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts
_____________________________     President                  September 8, 2003
Robert A. Fritts


/s/ Andrew B. Hopping             Chief Financial Officer    September 8, 2003
_____________________________
Mark D. Nerud